(Increase)/decrease in working capital	12 Months Ended
Jun. 30, 2024
(Increase)/decrease in working capital
(Increase)/decrease in working capital
24	(Increase)/decrease in working capital

	2024	2023	2022
	Rm	Rm	Rm
(Increase)/decrease in inventories	(54)	1 913	(12 281)
(Increase)/decrease in trade receivables	(3 094)	9 002	(9 414)
(Decrease)/increase in trade payables	(1 693)	(2 865)	10 159
(Increase)/decrease in working capital	(4 841)	8 050	(11 536)

Movements exclude non-cash movements and translation effects.